Consolidated Statements of Financial Position - USD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019
Non-current assets
Property, plant and equipment	[1]	$ 359.4	$ 366.4
Intangible assets	[1]	1,471.0	1,460.8
Goodwill	[1]	804.1	1,046.4
Right-of-use assets	[1]	104.1	99.2
Other financial assets	[1]	70.3	42.0
Other non-financial assets	[1]	2.7	4.0
Total non-current assets	[1]	2,811.6	3,018.9
Current assets
Inventories	[1]	145.4	124.7
Trade receivables	[1]	262.0	245.6
Other financial assets	[1]	24.9	20.7
Other non-financial assets	[1]	24.1	19.0
Tax assets	[1]	46.4	34.2
Cash and cash equivalents	[1]	320.1	302.7
Total current assets	[1]	822.9	747.0
Total assets	[1]	3,634.5	3,765.8
Shareholders' equity
Common shares and preferred shares	[1]	102.1	102.1
Paid-in surplus and retained earnings	[1]	261.6	550.7
Currency translation adjustment and other reserves	[1]	120.0	19.8
Total shareholders' equity	[1]	483.7	672.5
Non-current liabilities
Borrowings	[1]	2,065.7	2,115.0
Deferred tax liabilities	[1]	340.8	340.1
Employee benefits	[1]	176.2	156.1
Provisions	[1]	13.2	22.2
Lease liabilities	[1]	67.7	64.0
Other financial liabilities	[1]	1.5	2.6
Total non-current liabilities	[1]	2,665.1	2,700.1
Current liabilities
Borrowings	[1]	0.5	0.8
Trade payables	[1]	221.0	176.3
Tax liabilities	[1]	99.2	77.7
Lease liabilities	[1]	13.8	11.1
Other financial liabilities	[1]	38.5	31.5
Other non-financial liabilities	[1]	89.7	73.3
Provisions	[1]	23.0	22.5
Total current liabilities	[1]	485.8	393.2
Tota liabilities & shareholders' equity	[1]	$ 3,634.5	$ 3,765.8

[1]	The notes are an integral part of these consolidated financial statements.